Investment in Direct Financing Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Revenues
Lease Disclosure [Line Items]
Direct financing leases revenues	¥ 58,246	¥ 59,900	¥ 56,349